Annual Total Returns [BarChart] - SFT Dynamic Managed Volatility Fund - SFT Dynamic Managed Volatility Fund	May 01, 2021
Bar Chart Table:
Annual Return 2014	8.12%
Annual Return 2015	(3.25%)
Annual Return 2016	8.77%
Annual Return 2017	17.94%
Annual Return 2018	(2.90%)
Annual Return 2019	20.81%
Annual Return 2020	10.67%